6. Equity and Stock-based Compensation: Schedule of Share Based Compensation Award Stock Options Valuation Assumptions Warrants Table Text Block (Details)	12 Months Ended
Mar. 31, 2017
Details
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	2 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.12%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	106.03%